Goodwill and Other Intangibles (Details) - Schedule of Other Intangible Assets - Vaso Corporation and Subsidaries [Member] - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Schedule of Other Intangible Assets [Line Items]
Intangible assets, net	$ 1,406	$ 1,511
Customer-related [Member]
Schedule of Other Intangible Assets [Line Items]
Costs	5,831	5,831
Accumulated amortization	(4,790)	(4,557)
Intangible assets, net	1,041	1,274
Patents and Technology [Member]
Schedule of Other Intangible Assets [Line Items]
Costs	1,894	1,894
Accumulated amortization	(1,894)	(1,894)
Intangible assets, net
Software [Member]
Schedule of Other Intangible Assets [Line Items]
Costs	2,618	2,362
Accumulated amortization	(2,253)	(2,125)
Intangible assets, net	$ 365	$ 237